Loans and Borrowings - Summary of Bank Loans (Details) - Bank Loans [Member] - Research and Laboratory Equipment € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Facility Size	Dec. 31, 2021 EUR (€) Facility Size
Disclosure of detailed information about borrowings [line items]
Facility size | Facility Size	20,465,000
Interest rate (in percent)
New debt recognized	€ 0
Installments
Bank loan outstanding	€ 15,221	€ 15,864
C D N Three [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	April 2016
Facility size | Facility Size	500,000
Interest rate (in percent)	0.72%
New debt recognized	€ 0
Installments	60 monthly
Bank loan outstanding	€ 0	0
C D N Four [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2017
Facility size | Facility Size	600,000
Interest rate (in percent)	0.36%
New debt recognized	€ 0
Installments	48 monthly
Bank loan outstanding	€ 0	0
C D N Five [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	November 2018
Facility size | Facility Size	500,000
Interest rate (in percent)	0.46%
New debt recognized	€ 0
Installments	48 monthly
Bank loan outstanding	€ 0	115
C I C Four [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	December 2016
Facility size | Facility Size	265,000
Interest rate (in percent)	0.69%
New debt recognized	€ 0
Installments	60 monthly
Bank loan outstanding	€ 0	4
C I C Five [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	July 2017
Facility size | Facility Size	1,000,000
Interest rate (in percent)	0.69%
New debt recognized	€ 0
Installments	60 monthly
Bank loan outstanding	€ 0	152
B N P Two [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2016
Facility size | Facility Size	500,000
Interest rate (in percent)	0.80%
New debt recognized	€ 0
Installments	20 quarterly
Bank loan outstanding	€ 0	0
B N P Three [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	October 2016
Facility size | Facility Size	1,050,000
Interest rate (in percent)	0.80%
New debt recognized	€ 0
Installments	20 quarterly
Bank loan outstanding	€ 0	105
B N P Four [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	April 2017
Facility size | Facility Size	800,000
Interest rate (in percent)	0.87%
New debt recognized	€ 0
Installments	60 monthly
Bank loan outstanding	€ 54	217
Other [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	-
Facility size | Facility Size	0
Interest rate (in percent)	0.00%
New debt recognized	€ 0
Installments	0
Bank loan outstanding	€ 17	€ 20
CDN PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	900,000	900,000
Interest rate (in percent)	1.36%	1.36%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 900	€ 900
CIC PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	2,200,000	2,200,000
Interest rate (in percent)	0.75%	0.75%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 2,200	€ 2,200
BNP PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	4,900,000	4,900,000
Interest rate (in percent)	0.45%	0.45%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 4,900	€ 4,900
Natixis PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	3,000,000	3,000,000
Interest rate (in percent)	0.40%	0.40%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 3,000	€ 3,000
BPI PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	July 2021
Facility size | Facility Size	2,000,000
Interest rate (in percent)	2.25%
New debt recognized	€ 0
Installments	16 quarterly
Bank loan outstanding	€ 1,900	2,000
BPI Pret Taux Bonifie [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	November 2021
Facility size | Facility Size	2,250,000
Interest rate (in percent)	2.25%
New debt recognized	€ 0
Installments	20 quarterly
Bank loan outstanding	€ 2,250	€ 2,250